Net financial income/(expense) (Tables)	12 Months Ended
Dec. 31, 2025
Finance income expense [Abstract]
Disclosure of detailed information about changes in net financial incomeExpense [Table Text Block]

(Million euro)	2025	2024	Var. %
Financial income from infrastructure project financing	24	43	(44)%
Financial expense from infrastructure project financing	(372)	(382)	(3)%
Net financial income/(expense) from financing, infrastructure project companies	(348)	(339)	3%
Net financial income/(expense) from derivatives and other fair value adjustments, infrastructure project companies	8	9	(11)%
Other net financial income/(expense), infrastructure project companies	(84)	(81)	4%
Net financial income/(expense) from derivatives and other, infrastructure project companies	(76)	(72)	6%
Net financial income/(expense) from infrastructure projects	(424)	(411)	3%
Financial income, ex-infrastructure project companies	123	169	(27)%
Financial expense, ex-infrastructure project companies	(66)	(95)	(31)%
Net financial income/(expense) from financing, ex-infrastructure project companies	57	74	(23)%
Net financial income/(expense) from derivatives and other fair value adjustments, ex-infrastructure project companies	82	574	(86)%
Other net financial income/(expense), ex-infrastructure project companies	(80)	37	(316)%
Net financial income/(expense) from derivatives and other, ex-infrastructure project companies	2	611	(100)%
Net financial income/(expense), ex-infrastructure project companies	59	685	(91)%
Total net financial income/(expense)	(365)	274	(233)%

(Million euro)	2024	2023	Var. %
Financial income from infrastructure project financing	43	34	26%
Financial expense from infrastructure project financing	(382)	(362)	6%
Net financial income/(expense) from financing, infrastructure project companies	(339)	(328)	3%
Net financial income/(expense) from derivatives and other fair value adjustments, infrastructure project companies	9	13	(31)%
Other net financial income/(expense), infrastructure project companies	(81)	(57)	42%
Net financial income/(expense) from derivatives and other, infrastructure project companies	(72)	(44)	64%
Net financial income/(expense) from infrastructure projects	(411)	(372)	10%
Financial income, ex-infrastructure project companies	169	216	(22)%
Financial expense, ex-infrastructure project companies	(95)	(105)	(10)%
Net financial income/(expense) from financing, ex-infrastructure project companies	74	111	(33)%
Net financial income/(expense) from derivatives and other fair value adjustments, ex-infrastructure project companies	574	11	5118%
Other net financial income/(expense), ex-infrastructure project companies	37	20	85%
Net financial income/(expense) from derivatives and other, ex-infrastructure project companies	611	31	1871%
Net financial income/(expense), ex-infrastructure project companies	685	142	382%
Total net financial income/(expense)	274	(230)	(219)%

Disclosure of detailed information about financial expense from infrastructure project companies showing capitalized expenses from toll roads under construction [Table Text Block]

Infrastructure project financing expenses from infrastructures (Million euro)	2025	2024	2023
Accrued financial expenses	(384)	(387)	(379)
Expenses capitalized during the construction period	12	5	17
Financial expenses in P&L	(372)	(382)	(362)